CONSOLIDATED BALANCE SHEETS - 10Q - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 475,300	$ 2,673,541
Accounts receivable, net	15,540,528	17,139,944	$ 11,875,176
Inventory	25,262,659	25,258,369	24,419,654
Contract assets	1,835,432	1,402,788	877,904
Prepaid expenses and other current assets	2,449,395	2,428,223	1,955,907
Total current assets	45,563,314	48,902,865	42,844,307
Property and equipment, net	20,265,637	19,503,485	28,101,471
Intangible assets, net	35,494,596	36,282,609	39,180,664
Right of use assets, net	15,949,731	16,407,566	1,460,206
Goodwill	22,680,084	22,680,084	22,680,084
Other non-current assets	1,991,363	1,855,605	357,118
TOTAL ASSETS	141,944,725	145,632,214	134,623,850
CURRENT LIABILITIES:
Accounts payable	11,830,582	8,608,554	7,744,957
Accrued expenses	6,256,263	6,749,890	5,074,006
Contract liabilities	5,700,142	5,284,285	6,359,449
Line of credit, current portion	8,970,460	7,426,814	4,473,489
Notes payable, current portion	5,998,347	3,201,136	5,690,524
Notes payable, related party	535,000	0
Financing lease obligation, current portion	743,157	725,302	649,343
Operating lease obligation, current portion	1,484,846	1,318,885	428,596
Total current liabilities	41,518,797	33,314,866	30,420,364
Notes payable, net of current portion	2,229,684	4,266,350	8,426,105
Line of credit, net of current portion	3,928,105	7,215,520	5,640,051
Financing lease obligations, net of current portion	14,395,926	14,592,813	15,319,467
Operating lease obligations, net of current portion	14,841,129	15,262,494	1,066,562
Deferred tax liability	625,617	988,150	1,861,165
TOTAL LIABILITIES	77,539,258	75,640,193	63,133,806
Commitment and contingencies (Note 7)
STOCKHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital	141,906,511	141,723,921	130,348,267
Accumulated deficit	(77,503,538)	(71,734,395)
Total stockholders equity	64,405,467	69,992,021	71,491,476
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	141,944,725	145,632,214	134,623,850
Series B Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	4	5	$ 5
Class A Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	2,230	2,230
Class B Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	107	107
Class C Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	$ 153	$ 153